SUBSEQUENT EVENTS (Details) - USD ($)	Oct. 01, 2024	Sep. 01, 2023
Total Consideration Paid		$ 1,600,000
Subsequent Event [Member]
Cash	$ 2,019,006
Total Consideration Paid	2,019,006
Prepaid expenses	11,125
Customer relationships	1,013,865
Deferred revenue	(47,765)
Total assets disposed	$ 977,225